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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08256
Columbia Real Estate Equity Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2004 (Unaudited)	Columbia Real Estate Equity Fund

		Shares	Value ($)*
Common Stocks – 95.8%
CONSUMER DISCRETIONARY – 12.5%
Hotels, Restaurants & Leisure – 11.9%

	Hilton Hotels Corp.	2,321,900	47,970,454
	La Quinta Corp. (a)	1,230,000	9,901,500
	Marriott International, Inc., Class A	485,300	27,589,305
	Starwood Hotels & Resorts Worldwide, Inc.	625,900	32,728,311
		Hotels, Restaurants & Leisure Total	118,189,570
Multiline Retail – 0.6%
	Sears, Roebuck and Co.	103,400	5,379,902
		Multiline Retail Total	5,379,902
		CONSUMER DISCRETIONARY TOTAL	123,569,472

FINANCIALS – 72.2%
Real Estate – 72.2%
	Alexandria Real Estate Equities, Inc., REIT	570,400	40,954,720
	Archstone-Smith Trust, REIT	601,571	21,957,342
	AvalonBay Communities, Inc., REIT	324,000	23,036,400
	Boston Properties, Inc., REIT	227,400	13,684,932
	Brookfield Properties Corp.	412,600	14,837,096
	CenterPoint Properties Trust, REIT	461,800	21,635,330
	Corporate Office Properties, Inc., REIT	371,180	10,311,380
	Cousins Properties, Inc., REIT	1,214,850	39,847,080
	Duke Realty Corp., REIT	676,700	23,379,985
	Equity Office Properties Trust, REIT	891,737	24,478,181
	Equity Residential, REIT	1,258,306	42,417,495
	Essex Property Trust, Inc., REIT	99,600	8,020,788
	General Growth Properties, Inc., REIT	1,148,480	39,404,349
	Host Marriott Corp., REIT	2,521,300	39,483,558
	iStar Financial, Inc., REIT	1,117,250	49,047,275
	Kimco Realty Corp., REIT	503,500	28,639,080
	Liberty Property Trust, REIT	444,500	18,224,500
	Newcastle Investment Corp., REIT	409,000	12,834,420
	Pan Pacific Retail Properties, Inc., REIT	299,900	17,784,070
	ProLogis Trust, REIT	961,706	38,689,432
	Public Storage, Inc., REIT	584,532	31,202,318
	Regency Centers Corp., REIT	652,000	33,904,000
	Simon Property Group, Inc., REIT	785,256	48,748,693
	SL Green Realty Corp., REIT	259,000	14,926,170
	St. Joe Co.	457,800	25,110,330

		Shares	Value ($)*
	United Dominion Realty Trust, Inc., REIT	502,800	11,559,372
	Vornado Realty Trust, REIT	274,000	20,139,000
		Real Estate Total	714,257,296
		FINANCIALS TOTAL	714,257,296
MATERIALS – 11.1%
Containers & Packaging – 1.8%
	Smurfit-Stone Container Corp. (a)	970,400	17,428,384
		Containers & Packaging Total	17,428,384
Paper & Forest Products – 9.3%
	Bowater, Inc.	844,600	34,214,746
	International Paper Co.	705,500	29,292,360
	MeadWestvaco Corp.	537,700	18,093,605
	Weyerhaeuser Co.	166,100	10,962,600
		Paper & Forest Products Total	92,563,311
		MATERIALS TOTAL	109,991,695
	Total Common Stocks (cost of $598,215,702)		947,818,463

Income Deposit Securities – 1.8%

CONSUMER DISCRETIONARY – 0.9%
Hotels, Restaurants & Leisure – 0.9%
	Centerplate, Inc.	665,500	8,451,850
		Hotels, Restaurants & Leisure Total	8,451,850
		CONSUMER DISCRETIONARY TOTAL	8,451,850

CONSUMER STAPLES – 0.9%
Food & Staples Retailing – 0.9%
	B&G Foods, Inc	628,600	9,353,568
		Food & Staples Retailing Total	9,353,568
		CONSUMER STAPLES TOTAL	9,353,568
	Income Deposit Securities Total (cost of $19,425,205)		17,805,418

		Par ($)	Value ($)*
Short-Term Obligation – 0.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/04, due 12/01/04 at 1.840%, collateralized by a U.S. Treasury Note maturing 07/15/09, market value of $6,320,313 (repurchase proceeds $6,193,317)	6,193,000	6,193,000

	Total Short-Term Obligation (cost of $6,193,000)		6,193,000

	Total Investments – 98.2% (cost of $623,833,907)		971,816,881

	Other Assets & Liabilities, Net – 1.8%		17,749,413

	Net Assets – 100.0%		989,566,294

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Directors.

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the value of this security represents 1.8% of net assets.

(c)	Cost for federal income tax purposes is $623,833,907.
(d)	Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net
Appreciation	Depreciation	Appreciation
$352,989,514	$(5,006,540)	$347,982,974

Acronym	Name

REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Real Estate Equity Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005